Acquisitions (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Intangible assets recorded in connection with the acquisitions
Intangible assets	$ 35,046,000
Weighted Average Amortization Period (in Years)	16.5
Leases, Acquired-in-Place [Member]
Intangible assets recorded in connection with the acquisitions
Intangible assets	18,069,000
Weighted Average Amortization Period (in Years)	5.0
Acquisitions (Textual) [Abstract]
Above-market value of leases	1,400,000
Tenant Relations [Member]
Intangible assets recorded in connection with the acquisitions
Intangible assets	$ 16,977,000
Weighted Average Amortization Period (in Years)	9.6